THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK
CHINA — “A” SHARES
Banks — 5.1%
China Merchants Bank Co., Ltd. — A	2,275,547		$18,009,185

Beverages — 2.2%
Kweichow Moutai Co., Ltd. — A	11,778		3,855,136
Wuliangye Yibin Co., Ltd. — A	84,596		3,806,867

			7,662,003

Chemicals — 4.0%
Shandong Sinocera Functional Material Co., Ltd. — A	720,100		5,349,904
Sinoma Science & Technology Co., Ltd. — A	863,486		3,380,426
Wanhua Chemical Group Co., Ltd. — A	308,043		5,325,801

			14,056,131

Construction Materials — 0.9%
Anhui Conch Cement Co., Ltd. — A	405,069		3,159,405

Electrical Equipment — 1.0%
Sunwoda Electronic Co., Ltd. — A	867,100		3,638,063

Electronic Equipment, Instruments & Components — 2.8%
Luxshare Precision Industry Co., Ltd. — A	195,639		1,603,417
Wingtech Technology Co., Ltd. — A	280,800		4,565,823
Wuxi Lead Intelligent Equipment Co., Ltd. — A	277,500		3,848,019

			10,017,259

Health Care Providers & Services — 1.1%
Dian Diagnostics Group Co., Ltd. — A	600,300		3,886,675

Household Durables — 2.4%
Midea Group Co., Ltd. — A	578,029		8,612,769

Insurance — 1.6%
Ping An Insurance Group Company of China Ltd. — A	478,528		5,852,822

Life Sciences Tools & Services — 2.8%
Hangzhou Tigermed Consulting Co., Ltd. — A	130,700		3,385,047
Pharmaron Beijing Co., Ltd. — A	294,565		6,532,903

			9,917,950

Machinery — 3.7%
Estun Automation Co., Ltd. — A*	1,237,200		6,498,275
Weichai Power Co., Ltd. — A	2,008,356		6,583,117

			13,081,392

Semiconductors & Semiconductor Equipment — 3.6%
LONGi Green Energy Technology Co., Ltd. — A	322,500		5,374,755
NAURA Technology Group Co., Ltd. — A	125,002		3,859,282
Shenzhen SC New Energy Technology Corp. — A	170,100		3,522,372

			12,756,409

Software — 1.2%
Thunder Software Technology Co., Ltd. — A	191,362		4,369,134

TOTAL CHINA — “A” SHARES — (Cost $76,943,028)		32.4%	115,019,197

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK (continued)
HONG KONG
Biotechnology — 1.0%
Innovent Biologics, Inc. 144A*	310,500	$3,540,029

Building Products — 1.6%
Xinyi Glass Holdings, Ltd.	2,386,000	5,779,481

Capital Markets — 1.6%
Hong Kong Exchanges & Clearing, Ltd.	89,700	5,738,183

Diversified Consumer Services — 1.6%
New Oriental Education & Technology Group, Inc. ADR*	33,500	5,611,250

Entertainment — 3.5%
Bilibili, Inc. ADR(1)*	110,459	12,580,176

Gas Utilities — 1.0%
ENN Energy Holdings, Ltd.	228,500	3,540,110

Health Care Equipment & Supplies — 0.1%
China Isotope & Radiation Corp.	177,400	513,784

Insurance — 2.5%
AIA Group, Ltd.	730,200	8,814,364

Interactive Media & Services — 11.7%
Kuaishou Technology Co., Ltd. 144A*	24,500	363,396
Tencent Holdings, Ltd.	469,800	41,366,178

		41,729,574

Internet & Direct Marketing Retail — 19.2%
Alibaba Group Holding, Ltd.*	1,008,208	31,976,096
JD.com, Inc. ADR*	136,150	12,075,144
JD.com, Inc.*	279,250	12,371,683
Meituan Dianping*	255,900	11,706,541

		68,129,464

IT Services — 1.1%
Kingsoft Cloud Holdings, Ltd. ADR(1)*	77,400	3,890,898

Life Sciences Tools & Services — 1.3%
Wuxi Biologics Cayman, Inc. 144A*	324,500	4,568,752

Metals & Mining — 0.4%
MMG, Ltd.*	3,940,000	1,519,857

Real Estate Management & Development — 2.7%
CIFI Holdings Group Co., Ltd.	5,958,000	4,891,150
Times China Holdings, Ltd.	3,543,000	4,521,475

		9,412,625

Software — 3.6%
Kingdee International Software Group Co., Ltd.*	548,000	2,206,408
Kingsoft Corp., Ltd.	673,000	5,186,558
Weimob, Inc. 144A*	1,907,000	5,489,911

		12,882,877

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK (continued)
HONG KONG (continued)
Specialty Retail — 2.7%
China Yongda Automobiles Services Holdings, Ltd.	3,405,000		$4,769,695
Zhongsheng Group Holdings, Ltd.	797,500		4,684,029

			9,453,724

TOTAL HONG KONG — (Cost $102,762,214)		55.6%	197,705,148

HONG KONG — “H” SHARES
Banks — 2.4%
China Construction Bank Corp.	11,152,000		8,423,724

Capital Markets — 7.5%
China International Capital Corp., Ltd. 144A*	3,795,200		9,942,047
China Merchants Securities Co., Ltd. 144A	4,450,000		6,873,962
CITIC Securities Co., Ltd.	4,446,500		9,750,925

			26,566,934

TOTAL HONG KONG — “H” SHARES — (Cost $31,779,122)		9.9%	34,990,658

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $134,541,336)		65.5%	232,695,806

TOTAL COMMON STOCK — (Cost $211,484,364)		97.9%	347,715,003

COLLATERAL FOR SECURITIES ON LOAN
Money Market Funds — 4.9%
Fidelity Investments Money Market Government Portfolio, 0.01%¥ — (Cost $17,535,933)	17,535,933		17,535,933
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $17,535,933)		4.9%	17,535,933

	Principal Amount
SHORT TERM INVESTMENTS
Time Deposits — 2.5%
Barclays — London, 0.01%, 2/1/2021	USD 2,000,000		2,000,000
BNP Paribas — Paris, 0.01%, 2/1/2021	USD 714,983		714,983
Citibank N.A. — New York, 0.01%, 2/1/2021	USD 4,000,000		4,000,000
Royal Bank of Canada Toronto, 0.01%, 2/1/2021	USD 2,000,000		2,000,000

TOTAL SHORT TERM INVESTMENTS — (Cost $8,714,983)		2.5%	8,714,983

TOTAL INVESTMENTS — (Cost $237,735,280)		105.3%	373,965,919

OTHER ASSETS AND LIABILITIES		(5.3)%	(18,934,738)

NET ASSETS		100.0%	$355,031,181

Footnotes to Schedule of Investments

*	Denotes non-income producing security.
¥	Rate shown is the 7-day yield as of January 31, 2021.
(1)

A security (or a portion of the security) is on loan. As of January 31, 2021, the market value of securities loaned was $15,586,701. The loaned securities were secured with cash collateral of $17,535,933. Collateral is calculated based on prior day’s prices.

144A Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these restricted securities amounted to $30,778,097, which represented 8.7% of total net assets.

ADR American Depositary Receipt

HKD — Hong Kong dollar

USD — United States dollar

See notes to schedule of investments.

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2021 (unaudited)

NOTE A – Security valuation:

Portfolio securities listed on recognized U.S. or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are generally valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. For securities listed on non-North American exchanges, the Fund fair values those securities daily using fair value factors provided by a third party pricing service if certain thresholds determined by the Board are met. Direct Investments, if any, are valued at fair value as determined by or at the direction of the Board based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities, if any, are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

Factors used in determining fair value may include, but are not limited to, the type of security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, the availability of quotations from broker-dealers, the availability of values of third parties other than the Investment Manager, information obtained from the issuer, analysts, and/or the appropriate stock exchange (if available), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which they trade.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

THE CHINA FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

•	Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description*	Level 1	Level 2	Level 3	Total
Common Stock	$34,157,467	$313,557,536	$—	$347,715,003
Collateral on Securities on Loan	17,535,933	—	—	17,535,933
Short Term Investments	—	8,714,983		8,714,983

TOTAL INVESTMENTS	$51,693,400	$322,272,519	$—	$373,965,919

* Please refer to the Schedule of Investments for additional security details.